Client Name:
Client Project Name:	STAR 2019-INV1
Start - End Dates:	10/28/2015 - 08/08/2019
Deal Loan Count:	924

Waived Conditions Summary

Review Scope	Category	Code	Description	Count
Credit	Legal Documents	CRDLGL2420	Missing HUD-1 (Final and Estimated)	1
Credit	Terms/Guidelines	CRDTER113	Loan amount is below guideline minimum	2
Credit	Terms/Guidelines	CRDTER3122	Loan documents do not meet guideline requirements	13
Credit	Terms/Guidelines	CRDTER3124	Loan documents do not meet guideline requirements	7
Credit	Terms/Guidelines	CRDTER3256	Seller contributions exceed guideline requirements	1
Credit	Credit/Mtg History	CRDCRMH118	Mortgage/rental lates exceed guidelines	1
Credit	Credit/Mtg History	CRDCRMH120	Collections, charge offs, liens, etc. exceed guidelines	1
Credit	Credit/Mtg History	CRDCRMH149	Missing support docs for VOM/VOR (e.g. cancelled checks)	1
Credit	Credit/Mtg History	CRDCRMH2662	Number of mortgaged properties exceeds guideline limit	3
Credit	LTV/CLTV	CRDLTV3024	LTV Exceeds Guideline Requirement by less than 5%	1
Credit	LTV/CLTV	CRDLTV3026	LTV Exceeds Guideline Requirement by at least 5%, but less than 10%	2
Credit	Title	CRDTIL875	Title Does Not Agree With Mortgage	1
Credit	Income/Employment	CRDINC150	Income docs do not meet guidelines	1
Credit	Insurance	CRDINSR3792	Insurance policy missing Rent Loss/Business Interruption coverage	1
Credit	Application	CRDAPP130	Application is incomplete	1
Credit	Assets	CRDAST3078	Insufficient # of months cash reserves for PITI per guideline requirements	1
Property Valuations	Property	PRVAPROP2674	Property Issues Indicated 2	1
Total				39

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